STATUTORY RESERVE (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Statutory Reserves [Line Items]
Appropriation to statutory reserve	$ 0	$ 0	$ 0
Statutory Reserve
Statutory Reserves [Line Items]
Appropriation to statutory reserve	$ 51,277	$ 89,590	$ 29,199